Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Trade creditors	$174.0	$151.3
Accrued interest	4.5	8.6
Accrued customer rebates	80.0	65.5
Other creditors and accruals	48.5	49.3
Total accounts payable and accrued liabilities	$307.0	$274.7